Note 1 - Basis of Presentation and General Information (Details Textual) - USD ($)		2 Months Ended	3 Months Ended	9 Months Ended
	Oct. 18, 2021	Feb. 28, 2021	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Oct. 22, 2021	Dec. 31, 2020
Shareholders Ownership, Percentage			52.00%	52.00%
Proceeds from Issuance of Common Stock				$ 743,553	$ 715,550
Working Capital Deficit			$ 10,600,000	10,600,000
Net Income (Loss) Attributable to Parent, Total				20,200,342	3,466,124
Net Income (Loss) Available to Common Stockholders, Basic, Total				19,599,595	2,941,503
Net Cash Provided by (Used in) Operating Activities, Total				26,723,068	1,704,248
Cash and Cash Equivalents, at Carrying Value, Ending Balance			5,880,947	5,880,947	2,271,069		$ 3,559,399
Restricted Cash and Cash Equivalents, Total			$ 4,400,000	4,400,000
Payments for Vessels Under Construction				7,615,294	(0)
Payments to Acquire Property, Plant, and Equipment, Total				$ 2,550,714	$ (0)
Subsequent Event [Member] | Term Loan, HSBC Bank plc [Member]
Debt Instrument, Face Amount						$ 15,000,000
Eco Design Fuel Efficient Containerships [Member]
Number of Vessels Under Construction			2	2
Construction of Vessels, Amount to Be Financed with a Combination of Debt and Equity			$ 76,100,000	$ 76,100,000
Contractual Obligation, to be Paid, Year One			19,000,000	19,000,000
Payments for Vessels Under Construction			7,600,000
Memorandum of Agreement, Vessel to be Acquired, Amount			$ 40,000,000.0	$ 40,000,000.0
MV Jonathan P [Member] | Subsequent Event [Member]
Payments to Acquire Property, Plant, and Equipment, Total	$ 25,500,000
Asset Acquisition, Remaining Consideration to be Transferred	$ 23,000,000
ATM Common Stock Offering [Member]
Stock Issued During Period, Shares, New Issues (in shares)		82,901
Proceeds from Issuance of Common Stock		$ 740,000